Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

October 3, 2016

VIA EDGAR TRANSMISSION

Ms. Lauren Sprague
U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

RE:	ACCELERATION OF EFFECTIVENESS REQUEST
SERIES PORTFOLIOS Trust (the “Trust”)
File Nos. 333-206240 and 811-23084
Oakhurst Managed Volatility Fund (S000054556)

Dear Ms. Sprague,

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, the Oakhurst Managed Volatility Fund (the “Fund”), is Post-Effective Amendment No. 17 and Amendment No. 20 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) for the purpose of (i) responding to the Staff’s comments, (ii) making revisions related to the removal of Oakhurst Advisors, LLC as the Fund’s investment advisor, and the approval of Highmore Group Advisors, LLC as the Fund’s investment advisor; (iii) removing of the Lead Sub-Advisor role from the Fund’s management structure, and (iv) changing the Fund’s name to “Highmore Managed Volatility Fund.”

In addition, on behalf of the Trust and the Fund, we hereby request acceleration of this Amendment filed herewith on October 3, 2016, whereby the Amendment would be declared effective by 5:30, E.S.T, on October 31, 2016, or as soon as practicable thereafter.

Pursuant to the U.S. Securities and Exchange Commission’s authority under Rule 461(a) under the 1933 Act, we have attached a separate letter from Quasar Distributors, LLC, the Fund’s principal underwriter, requesting that effectiveness of the Amendment to the registration statement be accelerated to Tuesday, October 31, 2016, or as soon as practicable thereafter.

If you have any additional questions or require further information, please contact Michael Quebbemann of U.S. Bancorp Fund Services, LLC at (414) 765-6316.
Very truly yours,

/s/ Alia M. Vasquez
Alia M. Vasquez, Esq.
Secretary of Series Portfolios Trust

cc:  Marco Adelfio, Goodwin Procter LLP